High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.9%)
U.S. Government Securities (3.9%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	5,075	4,847
	United States Treasury Note/Bond	4.500%	3/31/26	710	717
	United States Treasury Note/Bond	4.875%	5/31/26	29	30
	United States Treasury Note/Bond	4.375%	7/31/26	1,100	1,113
	United States Treasury Note/Bond	4.625%	10/15/26	1,000	1,019
	United States Treasury Note/Bond	4.625%	11/15/26	1,000	1,020
[1,2]	United States Treasury Note/Bond	4.000%	1/15/27	2,000	2,017
	United States Treasury Note/Bond	4.125%	2/15/27	3,318	3,356
	United States Treasury Note/Bond	0.500%	5/31/27	2,500	2,305
	United States Treasury Note/Bond	2.750%	7/31/27	5,250	5,133
	United States Treasury Note/Bond	3.125%	8/31/27	2,000	1,975
	United States Treasury Note/Bond	4.125%	10/31/27	107	109
[1]	United States Treasury Note/Bond	1.250%	4/30/28	1,070	987
[1,2]	United States Treasury Note/Bond	1.875%	2/28/29	1,444	1,344
	United States Treasury Note/Bond	4.000%	10/31/29	1,000	1,019
	United States Treasury Note/Bond	3.875%	11/30/29	1,000	1,013
	United States Treasury Note/Bond	0.625%	8/15/30	546	460
	United States Treasury Note/Bond	1.250%	8/15/31	280	239
	United States Treasury Note/Bond	4.375%	5/15/34	144	151
	United States Treasury Note/Bond	4.625%	2/15/40	118	127
	United States Treasury Note/Bond	3.125%	11/15/41	708	625
	United States Treasury Note/Bond	3.875%	2/15/43	49	47
	United States Treasury Note/Bond	2.875%	5/15/43	100	83
	United States Treasury Note/Bond	3.875%	5/15/43	558	537
	United States Treasury Note/Bond	3.000%	2/15/48	37	30
	United States Treasury Note/Bond	3.000%	2/15/49	57	46
	United States Treasury Note/Bond	2.375%	5/15/51	27	19
	United States Treasury Note/Bond	4.000%	11/15/52	27	26
	United States Treasury Note/Bond	3.625%	2/15/53	12	11
	United States Treasury Note/Bond	3.625%	5/15/53	14	13
	United States Treasury Note/Bond	4.250%	2/15/54	33	34
Total U.S. Government and Agency Obligations (Cost $29,911)					30,452
Corporate Bonds (87.6%)
Communications (12.5%)
[3]	Altice Financing SA	5.000%	1/15/28	800	677
[3]	Altice Financing SA	5.750%	8/15/29	1,038	837
[3,4]	Altice France SA	2.125%	2/15/25	585	626
[3]	Altice France SA	5.500%	1/15/28	1,915	1,396
[3]	Altice France SA	5.125%	7/15/29	910	638
[3]	Altice France SA	5.500%	10/15/29	595	417
[3]	AMC Networks Inc.	10.250%	1/15/29	135	139
[3,4]	Banijay Entertainment SAS	7.000%	5/1/29	450	526
[3]	Banijay Entertainment SAS	8.125%	5/1/29	900	936
	Belo Corp.	7.750%	6/1/27	940	984
	Belo Corp.	7.250%	9/15/27	307	317
[3]	Cable One Inc.	4.000%	11/15/30	387	308
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,398	1,395
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	1,205	1,185
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	375	365
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	800	771
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,200	1,202
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	1,300	1,194
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,340	3,023
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,765	2,442
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	1,350	1,380
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	550	484
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,481	3,009
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	255	217
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	950	780

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	990	973
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	1,585	1,685
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	1,035	1,083
[3]	CSC Holdings LLC	5.500%	4/15/27	585	513
[3]	CSC Holdings LLC	11.250%	5/15/28	225	217
[3]	CSC Holdings LLC	11.750%	1/31/29	185	179
[3]	CSC Holdings LLC	4.125%	12/1/30	1,171	853
[3]	CSC Holdings LLC	3.375%	2/15/31	885	629
[3]	CSC Holdings LLC	4.500%	11/15/31	1,125	818
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	435	427
[3]	DISH Network Corp.	11.750%	11/15/27	763	800
[3]	Frontier Communications Holdings LLC	5.875%	10/15/27	485	487
[3]	Frontier Communications Holdings LLC	5.000%	5/1/28	4,150	4,114
[3]	Frontier Communications Holdings LLC	6.750%	5/1/29	380	383
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,480	1,470
[3]	Frontier Communications Holdings LLC	8.750%	5/15/30	165	175
[3]	Frontier Communications Holdings LLC	8.625%	3/15/31	1,310	1,413
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	2,275	2,135
[3]	Iliad Holding SASU	6.500%	10/15/26	317	320
[3]	Iliad Holding SASU	7.000%	10/15/28	1,425	1,450
[3]	Iliad Holding SASU	8.500%	4/15/31	1,740	1,872
	Lamar Media Corp.	3.750%	2/15/28	1,660	1,595
	Lamar Media Corp.	4.875%	1/15/29	55	54
	Lamar Media Corp.	4.000%	2/15/30	1,745	1,644
	Lamar Media Corp.	3.625%	1/15/31	1,191	1,089
[3]	Level 3 Financing Inc.	3.625%	1/15/29	348	243
[3]	Level 3 Financing Inc.	10.500%	4/15/29	45	49
[3]	Level 3 Financing Inc.	4.875%	6/15/29	95	80
[3]	Level 3 Financing Inc.	3.875%	11/15/29	185	120
[3]	Level 3 Financing Inc.	11.000%	11/15/29	265	294
[3]	Level 3 Financing Inc.	4.500%	4/1/30	25	20
[3]	Level 3 Financing Inc.	10.500%	5/15/30	440	477
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/27	1,835	2,026
[3]	Match Group Holdings II LLC	4.625%	6/1/28	540	525
[3]	Match Group Holdings II LLC	5.625%	2/15/29	100	100
[3]	Match Group Holdings II LLC	4.125%	8/1/30	339	318
[3]	Midcontinent Communications	8.000%	8/15/32	1,190	1,213
[3]	News Corp.	3.875%	5/15/29	1,030	974
[3]	Nexstar Media Inc.	5.625%	7/15/27	75	74
[3]	Nexstar Media Inc.	4.750%	11/1/28	390	372
[3,4]	Odido Holding BV	3.750%	1/15/29	1,065	1,161
[3]	Optics Bidco SpA	6.375%	11/15/33	402	419
[3]	Optics Bidco SpA	6.000%	9/30/34	620	631
[3]	Optics Bidco SpA	7.200%	7/18/36	599	644
[3]	Optics Bidco SpA	7.721%	6/4/38	461	509
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	814	809
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	590	562
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,622	2,494
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	675	721
	Paramount Global	4.200%	6/1/29	275	261
	Paramount Global	7.875%	7/30/30	225	246
	Paramount Global	4.200%	5/19/32	475	422
	Paramount Global	6.875%	4/30/36	650	657
	Paramount Global	4.850%	7/1/42	305	242
	Paramount Global	4.375%	3/15/43	700	518
	Paramount Global	5.850%	9/1/43	90	78
	Paramount Global	6.250%	2/28/57	904	806
	Paramount Global	6.375%	3/30/62	885	814
[3]	ROBLOX Corp.	3.875%	5/1/30	2,780	2,589
[3]	Scripps Escrow II Inc.	3.875%	1/15/29	1,630	1,214
[3]	Scripps Escrow II Inc.	5.375%	1/15/31	167	97
[3]	Scripps Escrow Inc.	5.875%	7/15/27	886	772
[3]	Sirius XM Radio Inc.	3.125%	9/1/26	310	300
[3]	Sirius XM Radio Inc.	4.000%	7/15/28	840	792
[3]	Sirius XM Radio Inc.	4.125%	7/1/30	500	454
[3]	Sirius XM Radio Inc.	3.875%	9/1/31	464	404
[3]	Sunrise FinCo I BV	4.875%	7/15/31	2,175	2,059
[3]	Sunrise HoldCo IV BV	5.500%	1/15/28	2,565	2,554
	TEGNA Inc.	4.625%	3/15/28	410	393
	TEGNA Inc.	5.000%	9/15/29	1,490	1,419

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telecom Italia Capital SA	6.375%	11/15/33	34	35
	Telecom Italia Capital SA	6.000%	9/30/34	40	40
	Telecom Italia Capital SA	7.200%	7/18/36	451	471
	Telecom Italia Capital SA	7.721%	6/4/38	224	239
[3]	Uber Technologies Inc.	8.000%	11/1/26	300	301
[3]	Uber Technologies Inc.	7.500%	9/15/27	246	251
[3]	Uber Technologies Inc.	6.250%	1/15/28	250	253
[3]	Univision Communications Inc.	8.000%	8/15/28	420	430
[3]	Univision Communications Inc.	4.500%	5/1/29	55	49
[3]	Univision Communications Inc.	7.375%	6/30/30	350	338
[3]	Univision Communications Inc.	8.500%	7/31/31	1,520	1,523
[5]	Videotron Ltd.	5.625%	6/15/25	275	205
[3]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,395	1,338
[3]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,188	1,056
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	200	193
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/31	2,330	2,067
[3]	VZ Secured Financing BV	5.000%	1/15/32	1,705	1,568
[3]	WMG Acquisition Corp.	3.875%	7/15/30	1,410	1,314
[3]	Ziggo BV	4.875%	1/15/30	2,134	2,028
					97,251
Consumer Discretionary (15.8%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,195	2,110
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	900	876
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	225	211
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	1,420	1,460
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	1,155	1,172
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,940	3,633
[3]	Adient Global Holdings Ltd.	4.875%	8/15/26	540	535
[3]	Amer Sports Co.	6.750%	2/16/31	1,040	1,065
	American Axle & Manufacturing Inc.	5.000%	10/1/29	620	568
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,566	1,507
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,205	1,127
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	726
[3]	Asbury Automotive Group Inc.	4.625%	11/15/29	725	692
	Asbury Automotive Group Inc.	4.750%	3/1/30	464	444
[3]	Asbury Automotive Group Inc.	5.000%	2/15/32	795	753
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	95	96
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	270	259
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	1,037	996
	Bath & Body Works Inc.	6.694%	1/15/27	529	546
	Bath & Body Works Inc.	5.250%	2/1/28	40	40
[3]	Bath & Body Works Inc.	6.625%	10/1/30	915	932
	Bath & Body Works Inc.	6.875%	11/1/35	150	156
	Bath & Body Works Inc.	6.750%	7/1/36	25	26
[3]	Beacon Roofing Supply Inc.	4.125%	5/15/29	290	273
[3]	Beacon Roofing Supply Inc.	6.500%	8/1/30	770	798
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/30	105	121
[3,4,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	7.489%	7/18/30	325	363
[4,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	7.489%	7/18/30	100	112
	Boyd Gaming Corp.	4.750%	12/1/27	3,660	3,625
[3]	Boyd Gaming Corp.	4.750%	6/15/31	615	587
[3]	Builders FirstSource Inc.	5.000%	3/1/30	250	245
[3]	Builders FirstSource Inc.	4.250%	2/1/32	1,175	1,086
[3]	Builders FirstSource Inc.	6.375%	3/1/34	1,090	1,132
[3]	Caesars Entertainment Inc.	8.125%	7/1/27	2,219	2,266
[3]	Caesars Entertainment Inc.	4.625%	10/15/29	1,525	1,451
[3]	Caesars Entertainment Inc.	7.000%	2/15/30	3,290	3,438
[3]	Caesars Entertainment Inc.	6.500%	2/15/32	685	708
[3]	Carnival Corp.	7.625%	3/1/26	450	454
[3]	Carnival Corp.	5.750%	3/1/27	1,021	1,034
[3]	Carnival Corp.	4.000%	8/1/28	2,870	2,771
[3]	Carnival Corp.	6.000%	5/1/29	950	961
[3]	Carnival Corp.	7.000%	8/15/29	320	340
[3]	Carnival Corp.	10.500%	6/1/30	1,245	1,352
[3]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	775	836
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	700	697
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.250%	7/15/29	1,325	1,302
	Century Communities Inc.	6.750%	6/1/27	288	291
[3]	Century Communities Inc.	3.875%	8/15/29	1,028	963

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Churchill Downs Inc.	5.500%	4/1/27	55	54
[3]	Churchill Downs Inc.	4.750%	1/15/28	470	461
[3]	Churchill Downs Inc.	5.750%	4/1/30	1,005	1,006
[3]	Churchill Downs Inc.	6.750%	5/1/31	140	145
[3]	Cinemark USA Inc.	5.250%	7/15/28	1,125	1,106
[3]	Cinemark USA Inc.	7.000%	8/1/32	285	298
[3]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	547	547
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	1,454	1,461
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	805	830
	Dana Inc.	5.625%	6/15/28	100	98
	Dana Inc.	4.250%	9/1/30	210	188
	Dana Inc.	4.500%	2/15/32	145	129
[3]	Flutter Treasury DAC	6.375%	4/29/29	410	425
	Ford Motor Co.	9.625%	4/22/30	60	71
	Ford Motor Co.	3.250%	2/12/32	800	682
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	376
	Ford Motor Credit Co. LLC	3.375%	11/13/25	270	265
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	198
	Ford Motor Credit Co. LLC	6.950%	3/6/26	400	410
	Ford Motor Credit Co. LLC	2.700%	8/10/26	840	807
[3]	Gap Inc.	3.625%	10/1/29	695	628
[3]	Gap Inc.	3.875%	10/1/31	520	455
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	280	287
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	289	290
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	175	171
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	1,589	1,460
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	425	383
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	200	181
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	1,826	1,610
	Griffon Corp.	5.750%	3/1/28	500	493
[3]	Hanesbrands Inc.	4.875%	5/15/26	2,809	2,783
[3]	Hanesbrands Inc.	9.000%	2/15/31	1,130	1,220
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	254	256
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	95	97
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	475	451
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	625	637
	KB Home	4.800%	11/15/29	405	401
	KB Home	7.250%	7/15/30	225	235
	KB Home	4.000%	6/15/31	1,335	1,237
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,123	1,118
[3]	LCM Investments Holdings II LLC	4.875%	5/1/29	400	384
[3]	LCM Investments Holdings II LLC	8.250%	8/1/31	1,115	1,184
[3]	Light & Wonder International Inc.	7.000%	5/15/28	630	635
[3]	Lithia Motors Inc.	4.625%	12/15/27	1,855	1,813
[3]	Lithia Motors Inc.	3.875%	6/1/29	515	481
[3]	Lithia Motors Inc.	4.375%	1/15/31	1,180	1,099
[3]	Live Nation Entertainment Inc.	4.875%	11/1/24	435	434
[3]	Live Nation Entertainment Inc.	3.750%	1/15/28	255	245
[3]	Masterbrand Inc.	7.000%	7/15/32	535	562
[3]	Melco Resorts Finance Ltd.	4.875%	6/6/25	600	594
[3]	Melco Resorts Finance Ltd.	7.625%	4/17/32	225	232
[3]	MGM China Holdings Ltd.	7.125%	6/26/31	300	309
	MGM Resorts International	5.750%	6/15/25	1,695	1,703
	MGM Resorts International	6.500%	4/15/32	655	667
[3]	Michaels Cos. Inc.	5.250%	5/1/28	1,350	991
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	275	285
[3]	NCL Corp. Ltd.	8.375%	2/1/28	1,285	1,350
[3]	NCL Corp. Ltd.	8.125%	1/15/29	670	716
[3]	NCL Corp. Ltd.	7.750%	2/15/29	405	434
[3]	NCL Finance Ltd.	6.125%	3/15/28	60	61
	Newell Brands Inc.	5.700%	4/1/26	40	40
	Newell Brands Inc.	6.375%	9/15/27	863	875
	Newell Brands Inc.	6.625%	9/15/29	689	697
	Newell Brands Inc.	6.875%	4/1/36	170	162
	Newell Brands Inc.	7.000%	4/1/46	350	313
[3]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	275	286
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	1,565	1,500
[3]	Phinia Inc.	6.625%	10/15/32	295	297
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	295	292
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	2,270	2,292

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	1,345	1,356
[3]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	890	901
[3]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	590	598
[3]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	560	581
	Sally Holdings LLC / Sally Capital Inc.	6.750%	3/1/32	85	87
	Sands China Ltd.	5.125%	8/8/25	600	598
	Sands China Ltd.	5.400%	8/8/28	425	429
	Service Corp. International	4.625%	12/15/27	370	365
	Service Corp. International	5.125%	6/1/29	1,985	1,981
	Service Corp. International	3.375%	8/15/30	930	842
	Service Corp. International	4.000%	5/15/31	1,790	1,656
[3]	Six Flags Entertainment Corp.	7.250%	5/15/31	275	285
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	1,455	1,507
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	1,178	1,159
[3]	Studio City Finance Ltd.	5.000%	1/15/29	465	427
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/27	200	204
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/30	690	687
[3]	Tempur Sealy International Inc.	3.875%	10/15/31	589	525
	Under Armour Inc.	3.250%	6/15/26	1,410	1,367
[3]	Vail Resorts Inc.	6.500%	5/15/32	940	982
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	180	189
[3]	Viking Cruises Ltd.	5.875%	9/15/27	300	299
[3]	Viking Cruises Ltd.	7.000%	2/15/29	150	152
[3]	Viking Cruises Ltd.	9.125%	7/15/31	960	1,049
[3]	Wand NewCo 3 Inc.	7.625%	1/30/32	1,120	1,179
[3,7]	Wayfair LLC	7.250%	10/31/29	730	748
[3]	William Carter Co.	5.625%	3/15/27	254	253
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	1,710	1,710
[3]	Wynn Macau Ltd.	5.500%	1/15/26	710	705
[3]	Wynn Macau Ltd.	5.500%	10/1/27	600	588
[3]	Wynn Macau Ltd.	5.625%	8/26/28	545	529
[3]	Wynn Macau Ltd.	5.125%	12/15/29	1,965	1,845
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	303	299
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	1,550	1,678
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	940	953
[3]	Yum! Brands Inc.	4.750%	1/15/30	1,195	1,180
	Yum! Brands Inc.	3.625%	3/15/31	1,440	1,332
	Yum! Brands Inc.	4.625%	1/31/32	460	441
					123,685
Consumer Staples (3.7%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	340	346
	B&G Foods Inc.	5.250%	9/15/27	1,635	1,569
[3]	B&G Foods Inc.	8.000%	9/15/28	1,430	1,495
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	4.750%	1/15/29	145	142
[3]	Coty Inc. / HFC Prestige Products Inc. / HFC Prestige International US LLC	6.625%	7/15/30	340	353
[3,4]	Darling Global Finance BV	3.625%	5/15/26	395	437
[3]	Darling Ingredients Inc.	5.250%	4/15/27	530	527
[3]	Darling Ingredients Inc.	6.000%	6/15/30	175	177
[3]	Energizer Holdings Inc.	4.750%	6/15/28	3,630	3,526
[3]	Energizer Holdings Inc.	4.375%	3/31/29	555	526
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	930	967
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/28	180	179
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/30	1,055	990
[3]	Performance Food Group Inc.	5.500%	10/15/27	3,415	3,404
[3]	Performance Food Group Inc.	4.250%	8/1/29	1,375	1,307
[3]	Performance Food Group Inc.	6.125%	9/15/32	715	731
[3,4]	Picard Groupe SAS	6.375%	7/1/29	895	1,022
[4]	Picard Groupe SAS	6.375%	7/1/29	250	285
[3]	Post Holdings Inc.	5.625%	1/15/28	843	850
[3]	Post Holdings Inc.	5.500%	12/15/29	1,425	1,415
[3]	Post Holdings Inc.	4.625%	4/15/30	1,314	1,257
[3]	Post Holdings Inc.	4.500%	9/15/31	1,220	1,141
[3]	Post Holdings Inc.	6.250%	2/15/32	720	742
[3]	Post Holdings Inc.	6.375%	3/1/33	980	996
[3,7]	Post Holdings Inc.	6.250%	10/15/34	195	196
[3]	Prestige Brands Inc.	5.125%	1/15/28	825	818
[3]	Prestige Brands Inc.	3.750%	4/1/31	300	275
[3]	US Foods Inc.	6.875%	9/15/28	70	73
[3]	US Foods Inc.	4.750%	2/15/29	574	560

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	US Foods Inc.	4.625%	6/1/30	713	690
[3]	US Foods Inc.	7.250%	1/15/32	440	466
[3,7]	US Foods Inc.	5.750%	4/15/33	605	606
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	1,180	1,178
					29,246
Energy (11.5%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	170	170
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	237	237
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	375	371
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	1,370	1,417
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	475	475
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	720	749
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	270	284
	Buckeye Partners LP	4.350%	10/15/24	50	50
[3]	Buckeye Partners LP	4.125%	3/1/25	1,195	1,185
	Buckeye Partners LP	3.950%	12/1/26	288	280
	Buckeye Partners LP	4.125%	12/1/27	815	785
[3]	Buckeye Partners LP	4.500%	3/1/28	2,884	2,797
[3]	Buckeye Partners LP	6.875%	7/1/29	1,025	1,050
	Buckeye Partners LP	5.850%	11/15/43	500	448
[3]	Chesapeake Energy Corp.	5.875%	2/1/29	505	508
[3]	Chesapeake Energy Corp.	6.750%	4/15/29	735	749
[3]	Civitas Resources Inc.	8.375%	7/1/28	565	590
[3]	Civitas Resources Inc.	8.625%	11/1/30	250	265
[3]	Civitas Resources Inc.	8.750%	7/1/31	390	413
[3]	CNX Resources Corp.	6.000%	1/15/29	175	176
[3]	CNX Resources Corp.	7.375%	1/15/31	560	586
[3]	CNX Resources Corp.	7.250%	3/1/32	280	294
	Continental Resources Inc.	4.375%	1/15/28	628	619
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	720	752
[3]	DT Midstream Inc.	4.125%	6/15/29	2,985	2,855
[3]	DT Midstream Inc.	4.375%	6/15/31	3,326	3,147
[3]	Enerflex Ltd.	9.000%	10/15/27	1,415	1,467
[3]	EnLink Midstream LLC	5.625%	1/15/28	445	456
	EnLink Midstream LLC	5.375%	6/1/29	320	328
	EnLink Midstream Partners LP	4.150%	6/1/25	630	625
	EnLink Midstream Partners LP	4.850%	7/15/26	591	592
	EnLink Midstream Partners LP	5.600%	4/1/44	25	24
[3]	EQM Midstream Partners LP	6.000%	7/1/25	1,365	1,367
	EQM Midstream Partners LP	4.125%	12/1/26	100	99
[3]	EQM Midstream Partners LP	7.500%	6/1/27	165	170
[3]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,761
	EQM Midstream Partners LP	5.500%	7/15/28	846	858
[3]	EQM Midstream Partners LP	4.500%	1/15/29	990	968
[3]	EQM Midstream Partners LP	7.500%	6/1/30	820	901
[3]	EQM Midstream Partners LP	4.750%	1/15/31	2,550	2,470
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	175	177
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	725	750
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	210	214
[3]	Hess Midstream Operations LP	6.500%	6/1/29	370	382
[3]	Kinetik Holdings LP	6.625%	12/15/28	665	691
[3]	Kinetik Holdings LP	5.875%	6/15/30	135	136
[3]	Matador Resources Co.	6.875%	4/15/28	1,375	1,398
[3]	Matador Resources Co.	6.500%	4/15/32	918	916
[3]	Matador Resources Co.	6.250%	4/15/33	870	857
[3]	Noble Finance II LLC	8.000%	4/15/30	3,018	3,114
[3]	Northriver Midstream Finance LP	6.750%	7/15/32	1,650	1,706
	Ovintiv Inc.	7.200%	11/1/31	90	100
	Ovintiv Inc.	7.375%	11/1/31	869	979
	Ovintiv Inc.	6.500%	8/15/34	247	267
[3]	Permian Resources Operating LLC	5.375%	1/15/26	80	80
[3]	Permian Resources Operating LLC	8.000%	4/15/27	910	937
[3]	Permian Resources Operating LLC	5.875%	7/1/29	2,056	2,059
[3]	Permian Resources Operating LLC	9.875%	7/15/31	550	614
[3]	Permian Resources Operating LLC	7.000%	1/15/32	1,520	1,580
[3]	Permian Resources Operating LLC	6.250%	2/1/33	1,050	1,067
	Range Resources Corp.	8.250%	1/15/29	925	958
[3]	Range Resources Corp.	4.750%	2/15/30	1,762	1,700
[3]	Rockies Express Pipeline LLC	4.950%	7/15/29	75	72

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rockies Express Pipeline LLC	4.800%	5/15/30	75	71
[3]	Rockies Express Pipeline LLC	7.500%	7/15/38	125	130
[3]	Seadrill Finance Ltd.	8.375%	8/1/30	145	152
	SM Energy Co.	6.750%	9/15/26	686	686
	SM Energy Co.	6.625%	1/15/27	30	30
	SM Energy Co.	6.500%	7/15/28	609	609
[3]	SM Energy Co.	6.750%	8/1/29	895	899
[3]	SM Energy Co.	7.000%	8/1/32	685	688
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	670	704
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	235	244
	Southwestern Energy Co.	5.375%	2/1/29	667	664
	Southwestern Energy Co.	5.375%	3/15/30	1,668	1,663
	Southwestern Energy Co.	4.750%	2/1/32	740	708
[3]	Sunoco LP	7.000%	5/1/29	460	481
[3]	Sunoco LP	7.250%	5/1/32	430	455
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	1,930	1,936
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	425	427
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	420	436
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	1,155	1,109
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	1,400	1,341
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	1,140	1,153
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	505	480
[3]	Transocean Inc.	8.250%	5/15/29	185	183
[3]	Transocean Inc.	8.750%	2/15/30	2,512	2,619
[3]	Transocean Inc.	8.500%	5/15/31	755	750
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/28	145	149
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	1,435	1,478
[3]	Valaris Ltd.	8.375%	4/30/30	1,495	1,540
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,620	1,531
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	955	1,001
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	1,375	1,279
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	635	570
[3]	Venture Global LNG Inc.	8.125%	6/1/28	160	167
[3]	Venture Global LNG Inc.	9.500%	2/1/29	1,430	1,608
[3]	Venture Global LNG Inc.	7.000%	1/15/30	355	364
[3]	Venture Global LNG Inc.	8.375%	6/1/31	665	701
[3]	Venture Global LNG Inc.	9.875%	2/1/32	785	872
[3]	Viper Energy Inc.	7.375%	11/1/31	355	375
[3]	Vital Energy Inc.	7.750%	7/31/29	840	836
[3]	Vital Energy Inc.	7.875%	4/15/32	2,060	1,996
[3]	Weatherford International Ltd.	8.625%	4/30/30	1,800	1,875
	Western Midstream Operating LP	4.650%	7/1/26	353	353
	Western Midstream Operating LP	4.500%	3/1/28	50	49
	Western Midstream Operating LP	4.050%	2/1/30	45	43
	Western Midstream Operating LP	5.450%	4/1/44	370	350
	Western Midstream Operating LP	5.300%	3/1/48	92	84
					89,931
Financials (9.5%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	1,485	1,533
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	2,950	2,791
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	710	685
[3]	AerCap Global Aviation Trust	6.500%	6/15/45	3,505	3,503
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	300	287
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,275	1,295
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	530	545
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	1,385	1,401
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	205	208
[3]	AmWINS Group Inc.	6.375%	2/15/29	535	548
[3]	AmWINS Group Inc.	4.875%	6/30/29	165	158
	Block Inc.	2.750%	6/1/26	1,310	1,270
	Block Inc.	3.500%	6/1/31	335	305
[3]	Block Inc.	6.500%	5/15/32	3,230	3,364
[3]	Boost Newco Borrower LLC	7.500%	1/15/31	1,625	1,743
[3]	Credit Acceptance Corp.	9.250%	12/15/28	1,073	1,148
[3]	Fair Isaac Corp.	4.000%	6/15/28	987	955
[3]	FirstCash Inc.	4.625%	9/1/28	990	956
[3]	FirstCash Inc.	5.625%	1/1/30	730	724
[3]	FirstCash Inc.	6.875%	3/1/32	375	386
[3]	Focus Financial Partners LLC	6.750%	9/15/31	1,895	1,910

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Freedom Mortgage Corp.	7.625%	5/1/26	360	364
[3]	Freedom Mortgage Corp.	6.625%	1/15/27	690	691
[3]	Freedom Mortgage Corp.	12.000%	10/1/28	1,000	1,093
[3]	Freedom Mortgage Corp.	12.250%	10/1/30	1,000	1,120
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	420	437
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	225	231
[3]	GGAM Finance Ltd.	7.750%	5/15/26	450	461
[3]	GGAM Finance Ltd.	8.000%	2/15/27	1,095	1,145
[3]	GGAM Finance Ltd.	8.000%	6/15/28	1,105	1,185
[3]	GGAM Finance Ltd.	6.875%	4/15/29	685	713
[3]	GGAM Finance Ltd.	5.875%	3/15/30	510	511
[3]	goeasy Ltd.	4.375%	5/1/26	896	883
[3]	goeasy Ltd.	9.250%	12/1/28	635	685
[3]	goeasy Ltd.	7.625%	7/1/29	940	974
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,240	1,287
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	900	924
[3]	HUB International Ltd.	5.625%	12/1/29	735	721
[3]	HUB International Ltd.	7.250%	6/15/30	2,300	2,398
[3]	HUB International Ltd.	7.375%	1/31/32	735	760
[3]	Intesa Sanpaolo SpA	5.710%	1/15/26	1,560	1,572
[3]	Intesa Sanpaolo SpA	4.198%	6/1/32	275	246
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	65	65
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	400	390
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	545	533
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	670	710
[3]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	653	680
[3]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	525	558
[3]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	125	132
[3]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	150	150
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	1,020	1,011
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	420	427
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	2,952	2,831
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	1,204	1,180
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	862	902
	Navient Corp.	6.750%	6/15/26	15	15
	Navient Corp.	4.875%	3/15/28	298	288
	Navient Corp.	5.500%	3/15/29	1,010	980
	Navient Corp.	9.375%	7/25/30	205	227
	Navient Corp.	5.625%	8/1/33	181	161
	OneMain Finance Corp.	7.125%	3/15/26	1,966	2,009
	OneMain Finance Corp.	3.500%	1/15/27	1,430	1,366
	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,234
	OneMain Finance Corp.	9.000%	1/15/29	968	1,026
	OneMain Finance Corp.	4.000%	9/15/30	720	641
	OneMain Finance Corp.	7.125%	11/15/31	500	506
[3]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,330	2,443
[3]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,045	1,044
[3]	PennyMac Financial Services Inc.	4.250%	2/15/29	1,065	1,017
[3]	PennyMac Financial Services Inc.	7.875%	12/15/29	325	346
[3]	PennyMac Financial Services Inc.	7.125%	11/15/30	815	844
[3]	PennyMac Financial Services Inc.	5.750%	9/15/31	140	137
	Radian Group Inc.	4.875%	3/15/27	175	175
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	175	168
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	560	527
[3]	Ryan Specialty LLC	5.875%	8/1/32	175	178
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	2,297	2,400
[3]	Starwood Property Trust Inc.	7.250%	4/1/29	120	126
[3,7]	Starwood Property Trust Inc.	6.000%	4/15/30	535	535
[3]	United Wholesale Mortgage LLC	5.500%	11/15/25	460	460
[3]	United Wholesale Mortgage LLC	5.750%	6/15/27	820	815
[3]	United Wholesale Mortgage LLC	5.500%	4/15/29	450	438
[3]	USI Inc.	7.500%	1/15/32	300	311
					74,102
Health Care (7.2%)
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	724	705
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	825	786
[3,4]	Avantor Funding Inc.	2.625%	11/1/25	1,881	2,071
[3]	Avantor Funding Inc.	4.625%	7/15/28	1,710	1,672
[3]	Avantor Funding Inc.	3.875%	11/1/29	345	326

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bausch & Lomb Corp.	8.375%	10/1/28	1,795	1,899
[3]	Bausch Health Cos. Inc.	5.500%	11/1/25	330	323
[3]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	250	249
[3]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	250	246
[3]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	895	880
[3]	Charles River Laboratories International Inc.	4.250%	5/1/28	625	607
[3]	Charles River Laboratories International Inc.	3.750%	3/15/29	500	471
[3]	CHS/Community Health Systems Inc.	5.625%	3/15/27	2,760	2,715
[3]	CHS/Community Health Systems Inc.	6.000%	1/15/29	665	645
[3]	CHS/Community Health Systems Inc.	5.250%	5/15/30	780	718
[3]	CHS/Community Health Systems Inc.	4.750%	2/15/31	501	440
[3]	CHS/Community Health Systems Inc.	10.875%	1/15/32	1,690	1,863
[3]	Concentra Escrow Issuer Corp.	6.875%	7/15/32	300	316
[3]	DaVita Inc.	3.750%	2/15/31	1,120	1,009
[3]	DaVita Inc.	6.875%	9/1/32	560	579
[3]	Endo Finance Holdings Inc.	8.500%	4/15/31	2,130	2,283
[3,4]	Grifols SA	2.250%	11/15/27	1,075	1,142
[3,4]	Grifols SA	3.875%	10/15/28	325	335
[3]	Grifols SA	4.750%	10/15/28	665	624
	HCA Inc.	7.690%	6/15/25	80	81
	HCA Inc.	5.875%	2/15/26	280	283
	HCA Inc.	5.875%	2/1/29	275	288
	HCA Inc.	3.500%	9/1/30	50	47
[3]	Hologic Inc.	3.250%	2/15/29	1,475	1,375
[3]	IQVIA Inc.	5.000%	10/15/26	200	199
[3]	IQVIA Inc.	5.000%	5/15/27	3,578	3,556
[3,4]	IQVIA Inc.	2.250%	1/15/28	1,200	1,270
[3,4]	IQVIA Inc.	2.875%	6/15/28	1,555	1,675
[3]	IQVIA Inc.	6.500%	5/15/30	200	209
[3]	Jazz Securities DAC	4.375%	1/15/29	750	726
[3]	LifePoint Health Inc.	11.000%	10/15/30	540	611
[3]	Medline Borrower LP	3.875%	4/1/29	3,765	3,564
[3]	Medline Borrower LP	5.250%	10/1/29	2,489	2,442
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	645	665
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	890	855
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	95	89
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	220	227
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	80	85
[3,4]	Rossini Sarl	6.750%	12/31/29	800	934
[4]	Rossini Sarl	6.750%	12/31/29	200	234
[3]	Star Parent Inc.	9.000%	10/1/30	520	559
[3]	Surgery Center Holdings Inc.	7.250%	4/15/32	499	521
[3]	Teleflex Inc.	4.250%	6/1/28	1,141	1,105
	Tenet Healthcare Corp.	5.125%	11/1/27	355	354
	Tenet Healthcare Corp.	4.625%	6/15/28	1,180	1,159
	Tenet Healthcare Corp.	6.125%	10/1/28	659	664
	Tenet Healthcare Corp.	4.250%	6/1/29	495	478
	Tenet Healthcare Corp.	4.375%	1/15/30	720	691
	Tenet Healthcare Corp.	6.125%	6/15/30	1,445	1,469
	Tenet Healthcare Corp.	6.750%	5/15/31	1,790	1,867
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,655	1,591
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	200	197
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	850	886
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	585	580
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	755	834
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	665	762
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	189	140
					56,176
Industrials (9.0%)
[3]	Air Canada	3.875%	8/15/26	1,480	1,441
[3]	Allison Transmission Inc.	4.750%	10/1/27	60	59
[3]	Allison Transmission Inc.	5.875%	6/1/29	210	211
[3]	Allison Transmission Inc.	3.750%	1/30/31	39	35
[3]	American Airlines Inc.	7.250%	2/15/28	286	293
[3]	American Airlines Inc.	8.500%	5/15/29	348	369
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	382	381
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	1,284	1,282
[3]	Aramark Services Inc.	5.000%	4/1/25	1,871	1,869
[3]	Aramark Services Inc.	5.000%	2/1/28	1,700	1,694

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Arcosa Inc.	6.875%	8/15/32	200	209
[3]	Atkore Inc.	4.250%	6/1/31	250	228
[3]	Bombardier Inc.	8.750%	11/15/30	350	384
[3]	Bombardier Inc.	7.250%	7/1/31	360	381
[3]	Bombardier Inc.	7.000%	6/1/32	270	282
[3]	Brink's Co.	6.500%	6/15/29	130	135
[3]	BWX Technologies Inc.	4.125%	6/30/28	1,058	1,021
[3]	BWX Technologies Inc.	4.125%	4/15/29	1,324	1,272
[3]	Chart Industries Inc.	7.500%	1/1/30	170	179
[3]	Chart Industries Inc.	9.500%	1/1/31	335	365
[3]	Clean Harbors Inc.	4.875%	7/15/27	1,449	1,429
[3]	Clean Harbors Inc.	5.125%	7/15/29	658	650
[3]	Clean Harbors Inc.	6.375%	2/1/31	726	744
	Delta Air Lines Inc.	3.750%	10/28/29	145	137
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	3,305	3,407
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	405	423
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	2,447	2,296
[3]	Garda World Security Corp.	4.625%	2/15/27	70	69
[3]	Garda World Security Corp.	7.750%	2/15/28	240	249
[3]	Garda World Security Corp.	8.250%	8/1/32	685	702
[3]	Gates Corp.	6.875%	7/1/29	335	347
[3]	Genesee & Wyoming Inc.	6.250%	4/15/32	550	566
[3]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	11.000%	4/15/29	2,170	2,178
[3]	Herc Holdings Inc.	5.500%	7/15/27	4,036	4,032
[3]	Herc Holdings Inc.	6.625%	6/15/29	2,275	2,357
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	2,590	2,728
[4]	Loxam SAS	2.875%	4/15/26	655	713
[4]	Loxam SAS	3.750%	7/15/26	400	443
[3]	Mueller Water Products Inc.	4.000%	6/15/29	75	72
[3,4]	Q-Park Holding I BV	2.000%	3/1/27	895	960
[3,4]	Q-Park Holding I BV	5.125%	3/1/29	610	698
[3]	Reworld Holding Corp.	4.875%	12/1/29	1,545	1,455
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	290	279
[3]	Rolls-Royce plc	3.625%	10/14/25	810	799
[3]	Sensata Technologies Inc.	4.375%	2/15/30	150	143
[3]	Sensata Technologies Inc.	6.625%	7/15/32	325	339
	Spirit AeroSystems Inc.	3.850%	6/15/26	65	63
[3]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,711	1,857
[3]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,670	1,863
[3,7]	Terex Corp.	6.250%	10/15/32	203	205
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/27	800	881
[3]	TK Elevator US Newco Inc.	5.250%	7/15/27	1,010	1,000
[3]	TopBuild Corp.	3.625%	3/15/29	60	56
[3]	TopBuild Corp.	4.125%	2/15/32	275	253
	TransDigm Inc.	5.500%	11/15/27	425	424
[3]	TransDigm Inc.	6.750%	8/15/28	2,815	2,900
	TransDigm Inc.	4.625%	1/15/29	1,629	1,575
[3]	TransDigm Inc.	6.375%	3/1/29	2,304	2,376
	TransDigm Inc.	4.875%	5/1/29	141	137
[3]	TransDigm Inc.	6.875%	12/15/30	1,440	1,508
[3]	TransDigm Inc.	7.125%	12/1/31	1,120	1,184
[3]	TransDigm Inc.	6.625%	3/1/32	808	842
[3]	TransDigm Inc.	6.000%	1/15/33	1,100	1,116
[3]	Triumph Group Inc.	9.000%	3/15/28	486	509
[8]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	372	380
[3]	United Airlines Inc.	4.375%	4/15/26	680	670
[3]	United Airlines Inc.	4.625%	4/15/29	1,236	1,194
	United Rentals North America Inc.	5.500%	5/15/27	638	639
	United Rentals North America Inc.	4.875%	1/15/28	1,674	1,663
	United Rentals North America Inc.	5.250%	1/15/30	590	590
	United Rentals North America Inc.	4.000%	7/15/30	1,620	1,531
	United Rentals North America Inc.	3.875%	2/15/31	881	819
	United Rentals North America Inc.	3.750%	1/15/32	625	570
[3]	Watco Cos. LLC / Watco Finance Corp.	7.125%	8/1/32	180	188
[3]	WESCO Distribution Inc.	6.375%	3/15/29	700	723
[3]	WESCO Distribution Inc.	6.625%	3/15/32	560	583
[3]	Williams Scotsman Inc.	4.625%	8/15/28	530	515
[3]	Williams Scotsman Inc.	6.625%	6/15/29	505	520

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Williams Scotsman Inc.	7.375%	10/1/31	475	502
					70,141
Materials (9.2%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/27	175	173
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/30	485	495
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	60	60
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	915	838
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	2,020	1,803
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,140	1,027
[3,9]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	136
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	400	285
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	1,550	1,170
[3]	Arsenal AIC Parent LLC	8.000%	10/1/30	155	166
	ATI Inc.	7.250%	8/15/30	920	980
[3]	Avient Corp.	7.125%	8/1/30	1,513	1,578
[3]	Avient Corp.	6.250%	11/1/31	345	354
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	780	833
[3]	Axalta Coating Systems LLC	3.375%	2/15/29	1,720	1,609
[4]	Ball Corp.	1.500%	3/15/27	1,295	1,385
	Ball Corp.	6.875%	3/15/28	845	874
	Ball Corp.	6.000%	6/15/29	750	776
	Ball Corp.	2.875%	8/15/30	360	320
	Ball Corp.	3.125%	9/15/31	425	377
[3]	Berry Global Inc.	4.500%	2/15/26	1,478	1,459
[3]	Berry Global Inc.	4.875%	7/15/26	370	369
[3]	Berry Global Inc.	5.625%	7/15/27	195	195
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/25	235	229
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/29	425	396
	Celanese US Holdings LLC	6.550%	11/15/30	225	243
	Celanese US Holdings LLC	6.700%	11/15/33	450	492
	Chemours Co.	5.375%	5/15/27	300	294
[3]	Chemours Co.	5.750%	11/15/28	1,015	963
[3]	Chemours Co.	4.625%	11/15/29	1,704	1,526
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/30	90	92
[3]	Cleveland-Cliffs Inc.	7.000%	3/15/32	1,230	1,244
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	870	879
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	825	844
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	590	600
	Commercial Metals Co.	4.125%	1/15/30	225	214
	Commercial Metals Co.	3.875%	2/15/31	95	88
	Commercial Metals Co.	4.375%	3/15/32	605	575
[3]	Constellium SE	5.625%	6/15/28	515	514
[3]	Constellium SE	3.750%	4/15/29	980	915
[3,4]	Constellium SE	5.375%	8/15/32	510	584
[3]	Constellium SE	6.375%	8/15/32	250	257
	Crown Americas LLC	5.250%	4/1/30	580	585
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	1,640	1,634
[3]	Element Solutions Inc.	3.875%	9/1/28	1,286	1,226
[3]	First Quantum Minerals Ltd.	9.375%	3/1/29	200	212
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	895	905
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	1,025	957
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	535	547
[3]	Graphic Packaging International LLC	4.750%	7/15/27	205	203
[3]	Graphic Packaging International LLC	3.500%	3/15/28	1,890	1,799
[3]	Graphic Packaging International LLC	3.500%	3/1/29	315	295
[3]	Graphic Packaging International LLC	3.750%	2/1/30	345	323
[3]	Graphic Packaging International LLC	6.375%	7/15/32	795	821
[3]	Hudbay Minerals Inc.	6.125%	4/1/29	950	964
[3]	Kaiser Aluminum Corp.	4.625%	3/1/28	630	610
[3]	NOVA Chemicals Corp.	5.250%	6/1/27	964	954
[3]	NOVA Chemicals Corp.	8.500%	11/15/28	480	513
[3]	NOVA Chemicals Corp.	4.250%	5/15/29	370	344
[3]	NOVA Chemicals Corp.	9.000%	2/15/30	870	942
[3]	Novelis Corp.	3.250%	11/15/26	895	865
[3]	Novelis Corp.	4.750%	1/30/30	1,134	1,098
[3]	Novelis Corp.	3.875%	8/15/31	1,913	1,749
[3]	Olympus Water US Holding Corp.	4.250%	10/1/28	1,364	1,302
[3]	Olympus Water US Holding Corp.	9.750%	11/15/28	1,680	1,794
[3]	Olympus Water US Holding Corp.	6.250%	10/1/29	345	334

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,380	2,477
	Owens Corning	3.500%	2/15/30	30	29
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,080	1,085
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	949	974
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	1,615	1,650
[3]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	525	505
[3]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	135	129
[3]	Sealed Air Corp.	4.000%	12/1/27	275	266
[3]	Sealed Air Corp.	5.000%	4/15/29	255	251
[3]	Sealed Air Corp.	6.875%	7/15/33	55	60
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	395	402
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	290	307
	Silgan Holdings Inc.	4.125%	2/1/28	370	361
[4]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,374
[3]	SNF Group SACA	3.125%	3/15/27	630	599
[3]	SNF Group SACA	3.375%	3/15/30	260	235
[3]	Standard Industries Inc.	5.000%	2/15/27	1,005	998
[3]	Standard Industries Inc.	4.750%	1/15/28	1,270	1,244
[3]	Standard Industries Inc.	4.375%	7/15/30	1,325	1,252
[3]	Standard Industries Inc.	3.375%	1/15/31	1,690	1,507
[3]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	170	180
[4]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,106
[3,4]	Trivium Packaging Finance BV	3.750%	8/15/26	480	531
[3]	Trivium Packaging Finance BV	5.500%	8/15/26	1,355	1,348
[3]	Trivium Packaging Finance BV	8.500%	8/15/27	300	301
[3]	Tronox Inc.	4.625%	3/15/29	1,310	1,223
[3]	Windsor Holdings III LLC	8.500%	6/15/30	1,150	1,231
[3]	WR Grace Holdings LLC	5.625%	8/15/29	730	686
[3]	WR Grace Holdings LLC	7.375%	3/1/31	280	293
					71,791
Real Estate (1.2%)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	680	741
	Hudson Pacific Properties LP	3.950%	11/1/27	175	158
	Hudson Pacific Properties LP	5.950%	2/15/28	75	69
	Hudson Pacific Properties LP	4.650%	4/1/29	275	228
	Hudson Pacific Properties LP	3.250%	1/15/30	170	129
[3]	Iron Mountain Inc.	4.875%	9/15/27	1,070	1,062
[3]	Iron Mountain Inc.	5.250%	3/15/28	15	15
[3]	Iron Mountain Inc.	5.000%	7/15/28	130	128
[3]	Iron Mountain Inc.	7.000%	2/15/29	1,080	1,125
[3]	Iron Mountain Inc.	4.875%	9/15/29	2,009	1,967
[3]	Iron Mountain Inc.	5.250%	7/15/30	960	948
[3]	Iron Mountain Inc.	4.500%	2/15/31	303	288
[3]	Iron Mountain Inc.	5.625%	7/15/32	265	264
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	13	13
	MPT Operating Partnership LP / MPT Finance Corp.	5.250%	8/1/26	190	181
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	320	258
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	460	336
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	350	363
[3,7]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	125	126
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	315	326
	SBA Communications Corp.	3.875%	2/15/27	385	375
	SBA Communications Corp.	3.125%	2/1/29	370	342
					9,442
Technology (6.1%)
[3]	Amentum Escrow Corp.	7.250%	8/1/32	500	522
[3]	AthenaHealth Group Inc.	6.500%	2/15/30	3,168	3,045
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	345	341
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	160	164
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	570	593
[3]	Cloud Software Group Inc.	6.500%	3/31/29	380	378
[3]	Cloud Software Group Inc.	9.000%	9/30/29	160	163
[3]	Cloud Software Group Inc.	8.250%	6/30/32	1,535	1,605
[3]	Coherent Corp.	5.000%	12/15/29	1,775	1,735
	Cotiviti Corp.	7.625%	4/30/31	60	60
[3]	Entegris Inc.	4.375%	4/15/28	1,845	1,781
[3]	Entegris Inc.	4.750%	4/15/29	1,210	1,192
[3]	Entegris Inc.	3.625%	5/1/29	570	533
[3]	Entegris Inc.	5.950%	6/15/30	600	611

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	1,325	1,399
[3]	Gen Digital Inc.	5.000%	4/15/25	3,035	3,020
[3]	Imola Merger Corp.	4.750%	5/15/29	6,075	5,929
[3]	McAfee Corp.	7.375%	2/15/30	2,920	2,849
[3]	NCR Atleos Corp.	9.500%	4/1/29	1,480	1,629
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,347
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,620
[3]	Open Text Corp.	3.875%	2/15/28	1,998	1,907
[3]	Open Text Corp.	3.875%	12/1/29	1,650	1,535
[3]	Open Text Holdings Inc.	4.125%	2/15/30	1,730	1,624
[3]	Open Text Holdings Inc.	4.125%	12/1/31	640	588
[3]	PTC Inc.	3.625%	2/15/25	435	434
[3]	PTC Inc.	4.000%	2/15/28	385	374
[3]	Rocket Software Inc.	9.000%	11/28/28	1,172	1,223
	Seagate HDD Cayman	8.250%	12/15/29	265	288
	Seagate HDD Cayman	8.500%	7/15/31	195	213
[3]	SS&C Technologies Inc.	5.500%	9/30/27	4,020	4,020
[3]	UKG Inc.	6.875%	2/1/31	3,075	3,179
	Western Digital Corp.	4.750%	2/15/26	404	402
	Western Digital Corp.	2.850%	2/1/29	95	86
					47,389
Utilities (1.9%)
[3]	Alpha Generation LLC	6.750%	10/15/32	100	101
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	186	185
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,940	1,932
[3]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	770	809
[3]	Calpine Corp.	4.500%	2/15/28	713	696
[3]	Calpine Corp.	5.125%	3/15/28	125	123
[3]	Calpine Corp.	4.625%	2/1/29	335	324
[3]	Clearway Energy Operating LLC	4.750%	3/15/28	921	904
[3]	Clearway Energy Operating LLC	3.750%	2/15/31	3,055	2,797
[3]	Clearway Energy Operating LLC	3.750%	1/15/32	556	503
	FirstEnergy Corp.	3.900%	7/15/27	22	22
[3]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,940	1,889
[3]	NextEra Energy Operating Partners LP	4.500%	9/15/27	875	855
[3]	NextEra Energy Operating Partners LP	7.250%	1/15/29	1,210	1,275
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	140	135
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	415	387
[3]	Vistra Operations Co. LLC	5.625%	2/15/27	560	559
[3]	Vistra Operations Co. LLC	4.375%	5/1/29	500	484
[3]	Vistra Operations Co. LLC	7.750%	10/15/31	560	603
[3]	Vistra Operations Co. LLC	6.875%	4/15/32	275	290
					14,873
Total Corporate Bonds (Cost $678,135)					684,027
Floating Rate Loan Interests (3.0%)
[6]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	6.595%	9/20/30	194	192
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.595%	9/19/31	145	145
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR3M + 2.250%	7.105%	7/30/31	490	488
[6]	Amer Sports Co. Term Loan, TSFR3M + 3.500%	8.596%	2/17/31	130	130
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	10.294%	4/20/28	1,582	1,624
[6]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 2.000%	6.845%	1/31/31	60	60
[6]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.210%	2/19/28	90	89
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.195%	8/19/28	485	477
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	8.095%	2/15/29	781	774
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.270%	5/10/27	919	915
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	7.104%	1/31/31	545	545
[6]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	7.595%	7/1/31	489	487
[6]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.854%	7/6/29	320	316
[6]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.345%	8/18/28	549	548
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	74	74
[6]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.451%	5/1/31	184	184
[6]	Cushman & Wakefield US Borrower LLC Term Loan, TSFR1M + 3.750%	8.595%	1/31/30	419	419
[6]	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 2.750%	8.595%	1/18/29	1,645	1,644
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR3M + 4.500%	9.783%	4/23/31	965	963
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	7.668%	7/21/28	589	589
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	7.668%	7/21/28	189	189
[6]	Fortress Intermediate 3 Inc. Term Loan, TSFR1M + 3.750%	8.595%	6/27/31	535	533
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.832%	7/1/31	175	176

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 3.250%	8.095%	6/2/31	330	330
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.345%	2/15/31	851	851
[6]	HUB International Ltd. Term Loan B, TSFR3M + 3.000%	8.225%	6/20/30	1,041	1,039
[6]	IRB Holding Corp. Term Loan B, TSFR1M + 2.750%	7.695%	12/15/27	1,376	1,374
[6]	JetBlue Airways Corp. Term Loan, TSFR3M + 5.500%	10.517%	8/27/29	815	798
[6]	McAfee LLC Term Loan B, TSFR1M + 3.250%	8.451%	3/1/29	905	901
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	7.595%	10/23/28	1,718	1,719
[6]	MI Windows and Doors LLC Term Loan B-2, TSFR1M + 3.500%	8.345%	3/28/31	70	70
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.102%	3/27/29	396	398
[6]	NorthRiver Midstream Finance LP Term Loan, TSFR3M + 2.500%	7.832%	8/16/30	503	502
[6]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.695%	2/1/28	383	368
[6]	SBA Senior Finance II LLC Term Loan B, TSFR1M + 2.000%	6.850%	1/25/31	564	564
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	8.252%	7/31/31	610	609
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	9.032%	10/20/27	122	124
[6]	Star Parent Inc. Term Loan B, TSFR3M + 3.750%	8.409%	9/27/30	164	159
[6]	Trans Union LLC Term Loan B-7, TSFR1M + 2.000%	6.845%	12/1/28	689	688
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 3.250%	7.854%	5/6/31	510	509
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.354%	5/6/32	225	228
[6]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	8.033%	2/22/31	104	105
[6]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.250%	7.854%	9/22/28	89	89
[6]	Wand NewCo 3 Inc. Term Loan, TSFR1M + 3.250%	8.095%	1/30/31	760	759
Total Floating Rate Loan Interests (Cost $23,669)					23,745
				Shares
Temporary Cash Investments (4.5%)
Money Market Fund (2.1%)
[10]	Vanguard Market Liquidity Fund	5.014%		161,011	16,101
			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.8%)
	Bank of America Securities, LLC (Dated 9/30/24, Repurchase Value $14,302,000, collateralized by Fannie Mae 2.000%–6.500%, 10/1/33–6/1/54, and Freddie Mac 6.000%, 6/1/54, with a value of $14,586,000)	4.870%	10/1/24	14,300	14,300
U.S. Government and Agency Obligations (0.6%)
	United States Treasury Bill	5.344%–5.345%	10/17/24	4,860	4,850
Total Temporary Cash Investments (Cost $35,249)					35,251
Total Investments (99.0%) (Cost $766,964)					773,475
Other Assets and Liabilities—Net (1.0%)					7,615
Net Assets (100%)					781,090
Cost is in $000.
1	Securities with a value of $2,073,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $898,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $560,238,000, representing 71.7% of net assets.
4	Face amount denominated in euro.
5	Face amount denominated in Canadian dollars.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2024.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Face amount denominated in British pounds.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	99	20,616	38
5-Year U.S. Treasury Note	December 2024	212	23,295	11
10-Year U.S. Treasury Note	December 2024	33	3,771	(2)
Long U.S. Treasury Bond	December 2024	19	2,360	(15)
Ultra 10-Year U.S. Treasury Note	December 2024	32	3,786	(4)
Ultra Long U.S. Treasury Bond	December 2024	7	932	(4)
				24

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(12)	(1,319)	4
10-Year U.S. Treasury Note	December 2024	(24)	(2,743)	6
Euro-Bobl	December 2024	(38)	(5,078)	(60)
Euro-Schatz	December 2024	(136)	(16,225)	(90)
Long U.S. Treasury Bond	December 2024	(3)	(373)	2
Ultra Long U.S. Treasury Bond	December 2024	(1)	(133)	4
				(134)
				(110)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	10/31/24	CAD	1,288	USD	956	—	(3)
JPMorgan Chase Bank, N.A.	10/31/24	USD	1,186	CAD	1,597	4	—
Barclays Bank plc	10/31/24	USD	23,277	EUR	20,850	36	—
Barclays Bank plc	10/31/24	USD	246	GBP	184	—	—
						40	(3)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S42-V1	6/21/29	USD	19,855	5.000	1,552	477
CDX-NA-HY-S43-V1	12/21/29	USD	7,550	5.000	557	8
					2,109	485
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal

High Yield Bond Portfolio
or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is

High Yield Bond Portfolio
physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	30,452	—	30,452
Corporate Bonds	—	684,027	—	684,027
Floating Rate Loan Interests	—	23,745	—	23,745
Temporary Cash Investments	16,101	19,150	—	35,251
Total	16,101	757,374	—	773,475
Derivative Financial Instruments
Assets
Futures Contracts[1]	65	—	—	65
Forward Currency Contracts	—	40	—	40
Swap Contracts	485[1]	—	—	485
Total	550	40	—	590
Liabilities
Futures Contracts[1]	(175)	—	—	(175)
Forward Currency Contracts	—	(3)	—	(3)
Total	(175)	(3)	—	(178)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.